Debenture payable	12 Months Ended
Oct. 31, 2024
Debenture Payable [Abstract]
Debenture payable [Text Block]

8. Debenture payable

The Company issued a debenture on March 17, 2020, with a principal amount of $51,500 CAD ($37,126 USD) and an original maturity date of June 17, 2020. The debenture's maturity date was extended by six month intervals on June 17, 2020, December 17, 2020, June 17, 2021, December 17, 2021, June 17, 2022, December 17, 2022, June 17, 2023, December 17, 2023 and June 17, 2024. The most recent extension on June 17, 2024 extended the debenture to December 17, 2024. The extension of the debenture's maturity date resulted in a substantial modification of the existing terms of the debenture and accordingly was accounted for as an extinguishment. The debenture bears interest at a rate of 24% and is unsecured. At October 31, 2024, the debenture had an outstanding balance of $37,389 ($52,031 CAD) (October 31, 2023 - $37,509 ($52,031 CAD)). During the year ended October 31, 2024, total interest expense of $9,081 (2023 - $9,170, 2022 - $9,604) was recognized in the consolidated statement of operations and comprehensive loss. As at the date of these consolidated financial statements were approved for issuance, the loan was not repaid.